Average Annual Total Returns - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Morningstar®/LSTA® Leveraged Loan Index One Year	Eaton Vance Floating-Rate Advantage Fund Morningstar®/LSTA® Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Advantage Fund Morningstar®/LSTA® Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class One Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class Five Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A One Year	Eaton Vance Floating-Rate Advantage Fund Class A Five Years	Eaton Vance Floating-Rate Advantage Fund Class A Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Advantage Fund Class C One Year	Eaton Vance Floating-Rate Advantage Fund Class C Five Years	Eaton Vance Floating-Rate Advantage Fund Class C Ten Years	Eaton Vance Floating-Rate Advantage Fund Class I One Year	Eaton Vance Floating-Rate Advantage Fund Class I Five Years	Eaton Vance Floating-Rate Advantage Fund Class I Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 One Year	Eaton Vance Floating-Rate Advantage Fund Class R6 Five Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Inception Date	Eaton Vance Floating-Rate Fund Morningstar®/LSTA® Leveraged Loan Index One Year	Eaton Vance Floating-Rate Fund Morningstar®/LSTA® Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Fund Morningstar®/LSTA® Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Fund Advisers Class One Year	Eaton Vance Floating-Rate Fund Advisers Class Five Years	Eaton Vance Floating-Rate Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Fund Class A One Year	Eaton Vance Floating-Rate Fund Class A Five Years	Eaton Vance Floating-Rate Fund Class A Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Fund Class C One Year	Eaton Vance Floating-Rate Fund Class C Five Years	Eaton Vance Floating-Rate Fund Class C Ten Years	Eaton Vance Floating-Rate Fund Class I One Year	Eaton Vance Floating-Rate Fund Class I Five Years	Eaton Vance Floating-Rate Fund Class I Ten Years	Eaton Vance Floating-Rate Fund Class R6 One Year	Eaton Vance Floating-Rate Fund Class R6 Five Years	Eaton Vance Floating-Rate Fund Class R6 Ten Years	Eaton Vance Floating-Rate Fund Class R6 Inception Date	Eaton Vance Floating-Rate & High Income Fund Morningstar®/LSTA® Leveraged Loan Index One Year	Eaton Vance Floating-Rate & High Income Fund Morningstar®/LSTA® Leveraged Loan Index Five Years	Eaton Vance Floating-Rate & High Income Fund Morningstar®/LSTA® Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class One Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class Five Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A One Year	Eaton Vance Floating-Rate & High Income Fund Class A Five Years	Eaton Vance Floating-Rate & High Income Fund Class A Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate & High Income Fund Class C One Year	Eaton Vance Floating-Rate & High Income Fund Class C Five Years	Eaton Vance Floating-Rate & High Income Fund Class C Ten Years	Eaton Vance Floating-Rate & High Income Fund Class I One Year	Eaton Vance Floating-Rate & High Income Fund Class I Five Years	Eaton Vance Floating-Rate & High Income Fund Class I Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 One Year	Eaton Vance Floating-Rate & High Income Fund Class R6 Five Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Inception Date
Total	(0.77%)	3.27%	3.65%	(3.25%)	2.39%	3.32%	(6.25%)	1.71%	3.00%	(8.33%)	(0.23%)	1.00%	(3.70%)	0.37%	1.33%	(4.65%)	1.88%	2.93%	(3.00%)	2.63%	3.58%	(2.96%)	2.67%	3.60%	May 31, 2019	(0.77%)	3.27%	3.65%	(2.49%)	2.15%	2.82%	(5.80%)	1.47%	2.48%	(7.57%)	(0.17%)	0.84%	(3.43%)	34.00%	1.11%	(4.16%)	1.38%	2.21%	(2.36%)	2.38%	3.08%	(2.30%)	2.46%	3.12%	Dec. 01, 2016	(0.77%)	3.27%	3.65%	(3.38%)	2.21%	3.02%	(6.49%)	1.53%	2.68%	(8.25%)	(0.17%)	0.95%	(3.84%)	0.36%	1.22%	(5.05%)	1.44%	2.39%	(3.14%)	2.46%	3.26%	(3.08%)	2.52%	3.30%	Jun. 27, 2016